Stock Options and Warrants - 2013 S-1 July Registered Offering - Additional Information (Detail)	6 Months Ended	12 Months Ended							0 Months Ended	1 Months Ended	0 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended		1 Months Ended	0 Months Ended	12 Months Ended	0 Months Ended		12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Aug. 31, 2013	Jul. 31, 2013	Mar. 12, 2013	Jan. 22, 2013	Dec. 31, 2011	Jul. 24, 2013 Common Stock [Member]	Jul. 24, 2013 Common Stock [Member]	Jul. 24, 2013 Units [Member]	Jul. 24, 2013 Units [Member]	Dec. 31, 2013 Units [Member]	Jul. 24, 2013 Series A Warrants [Member]	Dec. 31, 2013 Series A Warrants [Member]	Jul. 31, 2013 Series A Warrants [Member]	Jul. 24, 2013 Series B Warrants [Member]	Jul. 24, 2013 Series A Preferred Stock [Member]	Dec. 31, 2013 Series A Preferred Stock [Member]	Jul. 24, 2013 Series B Preferred Stock [Member]	May 12, 2008 Series B Preferred Stock [Member]	Dec. 31, 2013 Series B Preferred Stock [Member]	May 31, 2008 Series B Preferred Stock [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares/warrants included in total Units									20,000,000	20,000,000				20,000,000	16,754,822			20,000,000
Warrants exercisable price		0.166	0.336	0.25	0.15	0.20	0.20	0.49						0.15		0.15	0.15	0.15		0.15	0.50		0.50
Number of units issued											20,000,000		16,754,822								400,000
Number of warrants issued		64,983,988																		20,000,000
Sale and issuance of Units												20,000,000
Maturity term														5 years
Expiry date of warrants		Sep. 30, 2016															Oct. 24, 2013		Jan. 31, 2013			Jul. 31, 2013
Number of warrants issued																	20,000,000